Janus Flexible Bond Fund | Class A, C, S, I, R, T Shares
FUND SUMMARY Janus Flexible Bond Fund
INVESTMENT OBJECTIVE
Janus Flexible Bond Fund seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 44 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Flexible Bond Fund Class A, C, S, I, R, T Shares	Class A	Class C	Class S	Class I	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Flexible Bond Fund Class A, C, S, I, R, T Shares		Class A	Class C	Class S	Class I	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class R	Class T
Management Fees		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none
Other Expenses		0.11%	0.11%	0.30%	0.18%	0.30%	0.30%
Total Annual Fund Operating Expenses	[1]	0.77%	1.52%	0.96%	0.59%	1.21%	0.71%
Fee Waiver	[1]	none	none	none	0.03%	none	none
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.77%	1.52%	0.96%	0.56%	1.21%	0.71%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares, Class R Shares, and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Flexible Bond Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	550	709	883	1,384
Class C	Class C Shares	255	480	829	1,813
Class S	Class S Shares	98	306	531	1,178
Class I	Class I Shares	60	189	329	738
Class R	Class R Shares	123	384	665	1,466
Class T	Class T Shares	73	227	395	883

If Shares are not redeemed:
Expense Example, No Redemption Janus Flexible Bond Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	550	709	883	1,384
Class C	Class C Shares	155	480	829	1,813
Class S	Class S Shares	98	306	531	1,178
Class I	Class I Shares	60	189	329	738
Class R	Class R Shares	123	384	665	1,466
Class T	Class T Shares	73	227	395	883

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund will invest at least 65% of its assets in investment grade debt securities. The Fund will limit its investment in high-yield/high-risk bonds, also known as “junk bonds,” to 35% or less of its net assets. The Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other Funds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Third Quarter 2009 5.58% Worst Quarter: Second Quarter 2004 -2.99%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was 5.10%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Flexible Bond Fund Class A, C, S, I, R, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class T	Class T Shares	Return Before Taxes			7.45%	7.29%	6.54%	7.58%	Jul. 07, 1987
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		2.26%	6.21%	5.99%	7.35%	Jul. 07, 1987
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		5.57%	6.53%	5.78%	6.90%	Jul. 07, 1987
Return Before Taxes Class S	Class S Shares	Return Before Taxes			7.27%	7.07%	6.31%	7.43%	Jul. 07, 1987
Return Before Taxes Class I	Class I Shares	Return Before Taxes			7.59%	7.29%	6.54%	7.58%	Jul. 07, 1987
Return Before Taxes Class R	Class R Shares	Return Before Taxes			6.91%	6.80%	6.05%	7.17%	Jul. 07, 1987
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			5.03%	5.42%	4.65%	4.92%	Jul. 07, 1987
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		4.98%	5.15%	4.49%	4.88%	Jul. 07, 1987
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index		(reflects no deduction for expenses, fees, or taxes)	6.54%	5.80%	5.84%	7.31%	Jul. 07, 1987
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Janus Global Bond Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Global Bond Fund
INVESTMENT OBJECTIVE
Janus Global Bond Fund seeks total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 44 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Bond Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Bond Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		2.66%	2.63%	3.00%	2.54%	2.86%
Total Annual Fund Operating Expenses	[1]	3.51%	4.23%	3.85%	3.14%	3.46%
Fee Waiver	[1]	2.49%	2.46%	2.58%	2.37%	2.45%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.02%	1.77%	1.27%	0.77%	1.01%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.75% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund's commencement of operations or until the Fund's assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund's expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Bond Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	812	1,501	2,210	4,078
Class C	Class C Shares	525	1,284	2,156	4,396
Class S	Class S Shares	387	1,175	1,981	4,079
Class I	Class I Shares	317	969	1,645	3,448
Class T	Class T Shares	349	1,062	1,798	3,738

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Bond Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	812	1,501	2,210	4,078
Class C	Class C Shares	425	1,284	2,156	4,396
Class S	Class S Shares	387	1,175	1,981	4,079
Class I	Class I Shares	317	969	1,645	3,448
Class T	Class T Shares	349	1,062	1,798	3,738

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 173% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, corporate bonds, government bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Fund invests in corporate debt securities of issuers in a number of different countries, which may include the United States. The Fund invests in securities of issuers located in developed and emerging market countries. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. government securities. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may invest up to 35% of its net assets in high-yield/high-risk debt securities. The Fund may also invest in preferred and common stock, money market instruments, municipal bonds, commercial and residential mortgage-backed securities, asset-backed securities, other securitized and structured debt products, private placements, and other investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in floating rate loans, buy backs or dollar rolls, and reverse repurchase agreements. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may use futures, options, and swaps (including interest rate swaps, total return swaps, and credit default swaps). The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, to adjust its currency exposure relative to its benchmark index, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of June 30, 2011, approximately 0.8% of the Fund’s investments were in emerging markets.

Sovereign Debt Risk. Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (also known as “junk bonds”) may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Floating Rate Loan Risk. There may be a number of intermediate participants in floating rate loan transactions and loan agreements have specific rights and obligations, and terms and conditions. Any number of factors in an investment in floating rate loans could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns, and you could lose money. For the Fund’s secured or collateralized investments, lenders may have difficulty liquidating collateral, the collateral might decline in value or be insufficient, or the collateral might be set aside in a court proceeding such as a bankruptcy proceeding. There may be many claims by other lenders against the same collateral. The Fund could be held liable as a co-lender.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.
Janus High-Yield Fund | Class A, C, S, I, R, T Shares
FUND SUMMARY Janus High-Yield Fund
INVESTMENT OBJECTIVES
Janus High-Yield Fund seeks to obtain high current income.
Capital appreciation is a secondary investment objective when consistent with its primary investment objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 44 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus High-Yield Fund Class A, C, S, I, R, T Shares	Class A	Class C	Class S	Class I	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none
Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus High-Yield Fund Class A, C, S, I, R, T Shares		Class A	Class C	Class S	Class I	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class R	Class T
Management Fees		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none
Other Expenses		0.11%	0.12%	0.32%	0.14%	0.27%	0.32%
Total Annual Fund Operating Expenses	[1]	0.93%	1.69%	1.14%	0.71%	1.34%	0.89%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, Class S Shares, and Class R Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares, Class R Shares, and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.78% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus High-Yield Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	565	757	965	1,564
Class C	Class C Shares	272	533	918	1,998
Class S	Class S Shares	116	362	628	1,386
Class I	Class I Shares	73	227	395	883
Class R	Class R Shares	136	425	734	1,613
Class T	Class T Shares	91	284	493	1,096

If Shares are not redeemed:
Expense Example, No Redemption Janus High-Yield Fund Class A, C, S, I, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	565	757	965	1,564
Class C	Class C Shares	172	533	918	1,998
Class S	Class S Shares	116	362	628	1,386
Class I	Class I Shares	73	227	395	883
Class R	Class R Shares	136	425	734	1,613
Class T	Class T Shares	91	284	493	1,096

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets in high-yield/high-risk securities rated below investment grade. Securities rated below investment grade may include their unrated equivalents or other high-yielding securities the portfolio managers believe offer attractive risk/return characteristics. The Fund may at times invest all of its assets in such securities. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

High-Yield/High-Risk Bond Risk. The Fund may invest without limit in higher-yielding/higher-risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

• The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 14.93% Worst Quarter: Fourth Quarter 2008 -12.96%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -2.55%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus High-Yield Fund Class A, C, S, I, R, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class T	Class T Shares	Return Before Taxes			15.72%	8.17%	7.56%	8.15%	Dec. 29, 1995
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		10.21%	7.01%	6.97%	7.75%	Dec. 29, 1995
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		13.74%	7.33%	6.74%	7.34%	Dec. 29, 1995
Return Before Taxes Class S	Class S Shares	Return Before Taxes			15.55%	7.86%	7.26%	7.87%	Dec. 29, 1995
Return Before Taxes Class I	Class I Shares	Return Before Taxes			15.97%	8.17%	7.56%	8.15%	Dec. 29, 1995
Return Before Taxes Class R	Class R Shares	Return Before Taxes			15.15%	7.57%	6.99%	7.60%	Dec. 29, 1995
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			12.62%	4.90%	4.57%	4.81%	Dec. 29, 1995
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		10.06%	4.96%	4.61%	4.88%	Dec. 29, 1995
Barclays Capital U.S. Corporate High-Yield Bond Index		Barclays Capital U.S. Corporate High-Yield Bond Index		(reflects no deduction for expenses, fees, or taxes)	15.12%	8.91%	8.88%	7.32%	Dec. 29, 1995
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Janus Short-Term Bond Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Short-Term Bond Fund
INVESTMENT OBJECTIVE
Janus Short-Term Bond Fund seeks as high a level of current income as is consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 44 of the Fund’s Prospectus and in the “Purchases” section on page 80 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Short-Term Bond Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.50%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Short-Term Bond Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.09%	0.10%	0.29%	0.09%	0.30%
Total Annual Fund Operating Expenses	[1]	0.89%	1.65%	1.09%	0.64%	0.85%
Fee Waiver	[1]	0.09%	0.10%	0.04%	0.09%	0.05%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.80%	1.55%	1.05%	0.55%	0.80%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement - applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Short-Term Bond Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	339	527	731	1,319
Class C	Class C Shares	268	520	897	1,955
Class S	Class S Shares	111	347	601	1,329
Class I	Class I Shares	65	205	357	798
Class T	Class T Shares	87	271	471	1,049

If Shares are not redeemed:
Expense Example, No Redemption Janus Short-Term Bond Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	339	527	731	1,319
Class C	Class C Shares	168	520	897	1,955
Class S	Class S Shares	111	347	601	1,329
Class I	Class I Shares	65	205	357	798
Class T	Class T Shares	87	271	471	1,049

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in short- and intermediate-term securities such as corporate bonds or notes or government securities, including agency securities. The Fund may invest up to 35% of its net assets in high-yield/high risk bonds, also known as “junk bonds.” The Fund expects to maintain an average-weighted effective maturity of three years or less under normal circumstances. Due to the nature of securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

“Effective” maturity differs from actual maturity, which may be longer. In calculating the “effective” maturity the portfolio managers will estimate the effect of expected principal payments and call provisions on securities held in the portfolio. This gives the portfolio managers some additional flexibility in the securities they purchase, but all else being equal, could result in more volatility than if the Fund calculated an actual maturity target.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.

• The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

• The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 3.18% Worst Quarter: Second Quarter 2008 -0.90%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was 0.95%.
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Short-Term Bond Fund Class A, C, S, I, T Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class T	Class T Shares	Return Before Taxes			3.37%	5.18%	4.36%	4.82%	Sep. 01, 1992
Return Before Taxes Class A	Class A Shares	Return Before Taxes	[1]		(1.14%)	3.89%	3.47%	4.13%	Sep. 01, 1992
Return Before Taxes Class C	Class C Shares	Return Before Taxes	[2]		1.60%	4.28%	3.33%	3.72%	Sep. 01, 1992
Return Before Taxes Class S	Class S Shares	Return Before Taxes			3.11%	4.60%	3.75%	4.21%	Sep. 01, 1992
Return Before Taxes Class I	Class I Shares	Return Before Taxes			3.96%	5.07%	4.18%	4.63%	Sep. 01, 1992
Return After Taxes on Distributions Class T	Class T Shares	Return After Taxes on Distributions			2.35%	3.86%	3.06%	3.05%	Sep. 01, 1992
Return After Taxes on Distributions and Sale of Fund Shares Class T	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[3]		2.23%	3.66%	2.96%	3.01%	Sep. 01, 1992
Barclays Capital 1-3 Year U.S. Government/Credit Index		Barclays Capital 1-3 Year U.S. Government/Credit Index		(reflects no deduction for expenses, fees, or taxes)	2.80%	4.53%	4.34%	4.98%	Sep. 01, 1992
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.